State Street Bank and Trust Company
Legal Administration
200 Clarendon Street
Boston, MA 02116

December 31, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	SA Funds - Investment Trust
SEC File Nos. 333-70423; 811-09195

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of SA Funds – Investment Trust a supplement dated January 1, 2010 to the Statement of Additional Information dated October 28, 2009.

If you have any questions, please contact me at (617) 937-5524.

Sincerely,

/s/ Brian Link

Brian Link
Vice President and Managing Counsel

cc:	Steven K. McGinnis, Chief Compliance Officer, SA Funds – Investment Trust
R. Darrell Mounts, Esq., K&L Gates LLP

SA FUNDS – INVESTMENT TRUST

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund

Supplement dated January 1, 2010 to the
Statement of Additional Information dated October 28, 2009

     This Supplement updates information in the Statement of Additional Information of the SA Funds – Investment Trust dated October 28, 2009. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-800-366-7266 or on the Internet at http://sa-funds.net.

     On page 25, the footnote to the sub-advisory fee table is removed.

SA Funds–Investment Trust
SEC file number: 811-09195